Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	SenesTech, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37941
Entity Tax Identification Number	20-2079805
Entity Address, Address Line One	13430 North Dysart Road
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Surprise
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85379
City Area Code	928
Local Phone Number	779-4143
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SNES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001680378